Income tax	12 Months Ended
Dec. 31, 2022
Income tax
Income tax

7.  Income tax

	Year ended December 31,
	2022	2021	2020
	$’m	$’m	$’m
Current tax:
Current tax for the year	32	17	55
Adjustments in respect of prior years	2	(3)	(24)
Total current tax	34	14	31
Deferred tax:
Deferred tax for the year	(14)	4	(11)
Adjustments in respect of prior years	(1)	4	9
Total deferred tax	(15)	8	(2)
Income tax charge	19	22	29

Reconciliation of income tax charge and the profit/(loss) before tax multiplied by the domestic tax rate of the Group for 2022, 2021 and 2020 is as follows:

	Year ended December 31,
	2022	2021	2020
	$’m	$’m	$’m
Profit/(loss) before tax	256	(188)	140
Profit/(loss) before tax multiplied by the standard rate of Luxembourg corporation tax: 24.94% (2021: 24.94%; 2020: 24.94%)	64	(47)	35
Tax losses for which no deferred income tax asset was recognized	14	3	—
Re-measurement of deferred taxes	—	9	—
Adjustment in respect of prior years	1	1	(15)
Income subject to state and other local income taxes	8	9	3
Income taxed at rates other than standard tax rates	(59)	11	(3)
Non-deductible items	3	39	1
Other	(12)	(3)	8
Income tax charge	19	22	29

The total income tax charge outlined above for each year includes tax credits of $17 million in 2022 (2021: $17 million; 2020: $14 million) in respect of exceptional items, being the tax effect of the items set out in note 5.

Tax losses for which no deferred income tax asset was recognized relates to net operating losses and the carry-forward of interest expense in certain jurisdictions for the year ended December 31, 2022. Re-measurement of deferred taxes for the year ended December 31, 2021 relates to the impact of the substantially enacted change in rate of corporation tax in the United Kingdom. Adjustment in respect of prior years includes tax credits for the year ended December 31, 2020 related to the carry back of tax losses in the United States as a result of the enactment from March 27, 2020, of the

Coronavirus Aid, Relief and Economic Security (“CARES”) Act. Income taxed at non-standard rates takes account of foreign tax rate differences (versus the Luxembourg standard 24.94% rate) on earnings and includes the non-taxable gain on movements in the fair market values on the Earnout Shares, Public Warrants and Private Warrants for the year ended December 31, 2022.

Non-deductible items includes transaction related and other costs attributable to the completion of the Business Combination for the year ended December 31, 2021.

The Group is monitoring the progress of the recent OECD announcements in relation to a two-pillar solution to reform the global corporate international tax system, commonly referred to as the Base Erosion and Profit Shifting 2.0 project (“BEPS 2.0”). While further clarity is required on how the OECD model rules are to be interpreted and implemented, the proposals are not expected to have a material impact on the effective tax rate of the Group.